FIRST AMERICAN INVESTMENT FUNDS, INC.

                       First American Corporate Bond Fund
                                 Class Y Shares

                        Supplement dated August 9, 2002
                   To the Prospectus dated January 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

The performance bar chart and table for Corporate Bond Fund on page 5 of the prospectus is replaced with the following:

--------------------------------------------------------------------------------
FUND PERFORMANCE

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

 7.28%
--------------------------------------------------------------------------------
 2001

Best Quarter:    Quarter ending   March 31, 2001       4.19%
Worst Quarter:   Quarter ending   December 31, 2001   (0.18)%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                    Since
AS OF 12/31/01                                     Date    One Year    Inception
--------------------------------------------------------------------------------
Corporate Bond Fund                              2/1/00       7.28%        8.44%
--------------------------------------------------------------------------------
Merrill Lynch BBB-A U. S. Corporate Index(1)                 10.75%       10.37%
--------------------------------------------------------------------------------
Lehman U.S. Credit Index(2)                                  10.40%       10.55%
--------------------------------------------------------------------------------

(1)An unmanaged index comprised of fixed rate, dollar denominated U.S. Corporate securities with at least one year to final maturity. Securities must be rated BBB or A based on a composite of Moody's and Standard & Poor's ratings. Issues below $150 million and Rule 144a securities are excluded from the index. Previously, the fund used the Lehman U.S. Credit Index as a benchmark. Going forward, the fund will use the Merrill Lynch BBB-A U.S. Corporate Index as a benchmark, because its composition more closely resembles the fund's investment objectives and strategies.

(2)An unmanaged index of fixed rate, dollar-denominated investment grade U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Must have at least one year to final maturity. The since inception performance of the index is calculated from 1/31/00.






--------------------------------------------------------------------------------
       NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE
--------------------------------------------------------------------------------

U.S. Bancorp Asset Management, Inc. serves as investment advisor to the First American Funds. First American Funds are distributed by Quasar Distributors, LLC, an affiliate of the investment advisor. For a prospectus containing complete information on any of the First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800-677-FUND, or visit us on the Web at firstamericanfunds.com. Please read the prospectuses carefully before you invest or send money.

INCOME-STK-Y

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                       First American Corporate Bond Fund
                                 Class S Shares

                        Supplement dated August 9, 2002
                   To the Prospectus dated January 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

The performance bar chart and table for Corporate Bond Fund on page 5 of the prospectus is replaced with the following:

--------------------------------------------------------------------------------
FUND PERFORMANCE

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

 7.14%
--------------------------------------------------------------------------------
 2001

Best Quarter:    Quarter ending   March 31, 2001       4.23%
Worst Quarter:   Quarter ending   December 31, 2001   (0.24)%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                    Since
AS OF 12/31/01                                     Date    One Year    Inception
--------------------------------------------------------------------------------
Corporate Bond Fund (Class A)(1)                 2/1/00       7.14%        8.26%
--------------------------------------------------------------------------------
Merrill Lynch BBB-A U. S. Corporate Index(2)                 10.75%       10.37%
--------------------------------------------------------------------------------
Lehman U.S. Credit Index(3)                                  10.40%       10.55%
--------------------------------------------------------------------------------

(1)Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(2)An unmanaged index comprised of fixed rate, dollar denominated U.S. Corporate securities with at least one year to final maturity. Securities must be rated BBB or A based on a composite of Moody's and Standard & Poor's ratings. Issues below $150 million and Rule 144a securities are excluded from the index. Previously, the fund used the Lehman U.S. Credit Index as a benchmark. Going forward, the fund will use the Merrill Lynch BBB-A U.S. Corporate Index as a benchmark, because its composition more closely resembles the fund's investment objectives and strategies.

(3)An unmanaged index comprised of fixed-rate, dollar-denominated, investment-grade U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The securities must have at least one year to final maturity. The since inception performance of the index is calculated from 1/31/00.






--------------------------------------------------------------------------------
       NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE
--------------------------------------------------------------------------------

U.S. Bancorp Asset Management, Inc. serves as investment advisor to the First American Funds. First American Funds are distributed by Quasar Distributors, LLC, an affiliate of the investment advisor. For a prospectus containing complete information on any of the First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800-677-FUND, or visit us on the Web at firstamericanfunds.com. Please read the prospectuses carefully before you invest or send money.

INCOME-STK-S

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       First American Corporate Bond Fund
                       Class A, Class B and Class C Shares

                         Supplement dated August 9, 2002
                    To the Prospectus dated January 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

The performance bar chart and table for Corporate Bond Fund on page 5 of the prospectus is replaced with the following:

--------------------------------------------------------------------------------
FUND PERFORMANCE

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

 7.14%
--------------------------------------------------------------------------------
 2001

Best Quarter:    Quarter ending   March 31, 2001       4.23%
Worst Quarter:   Quarter ending   December 31, 2001   (0.24)%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                    Since
AS OF 12/31/01                                     Date    One Year    Inception
--------------------------------------------------------------------------------
Corporate Bond Fund (Class A)                    2/1/00       2.59%        5.85%
--------------------------------------------------------------------------------
Corporate Bond Fund (Class B)                    2/1/00       1.30%        4.97%
--------------------------------------------------------------------------------
Corporate Bond Fund (Class C)                    2/1/00       4.18%        6.77%
--------------------------------------------------------------------------------
Merrill Lynch BBB-A U. S. Corporate Index(1)                 10.75%       10.37%
--------------------------------------------------------------------------------
Lehman U.S. Credit Index(2)                                  10.40%       10.55%
--------------------------------------------------------------------------------

(1)An unmanaged index comprised of fixed rate, dollar denominated U.S. Corporate securities with at least one year to final maturity. Securities must be rated BBB or A based on a composite of Moody's and Standard & Poor's ratings. Issues below $150 million and Rule 144a securities are excluded from the index. Previously, the fund used the Lehman U.S. Credit Index as a benchmark. Going forward, the fund will use the Merrill Lynch BBB-A U.S. Corporate Index as a benchmark, because its composition more closely resembles the fund's investment objectives and strategies.

(2)An unmanaged index comprised of fixed-rate, dollar-denominated, investment-grade U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The securities must have at least one year to final maturity. The since inception performance of the index is calculated from 1/31/00.






--------------------------------------------------------------------------------
       NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE
--------------------------------------------------------------------------------

U.S. Bancorp Asset Management, Inc. serves as investment advisor to the First American Funds. First American Funds are distributed by Quasar Distributors, LLC, an affiliate of the investment advisor. For a prospectus containing complete information on any of the First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800-677-FUND, or visit us on the Web at firstamericanfunds.com. Please read the prospectuses carefully before you invest or send money.

INCOME-STK-R